Share based payments - Restricted stock units (RSU's) (Textual) (Details) € in Millions	12 Months Ended
	Dec. 31, 2023 EUR (€) D shares	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)
Restricted Stock Units (RSUs)
Share based payments
Number of securities called by each restricted stock or right | shares	1
Number of calendar days period preceding vesting date for calculate value of weighted average price of entity share traded on stock-exchange	30
Vesting period	4 years
Percentage vested	25.00%
Number of calendar days period preceding reporting period for calculate value of weighted average price of entity share traded on stock-exchange	30
Liability relating to outstanding RSU | €	€ 13.8	€ 12.9	€ 11.3
RSUs, other general plans
Share based payments
Vesting period	3 years
RSUs, other general plans | Vesting percentage portion one
Share based payments
Vesting period	2 years
Share based payments, Percentage of other equity instruments vested in certain period	50.00%
RSUs, other general plans | Vesting percentage portion two
Share based payments
Vesting period	3 years
Share based payments, Percentage of other equity instruments vested in certain period	50.00%
RSUs, other general plans | Vesting tranche one | Vesting percentage portion one
Share based payments
Vesting period	3 years
Share based payments, Percentage of other equity instruments vested in certain period	34.00%
RSUs, other general plans | Vesting tranche two
Share based payments
Share based payments, Percentage of other equity instruments vested in certain period	33.00%
RSUs, other general plans | Vesting tranche two | Vesting percentage portion two
Share based payments
Vesting period	2 years